UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                              Washington DC 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     September 30, 2012
Check here if Amendment [ ]; Amendment Number:1
This Amendment: [ ] is a restatement.
                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        PENN DAVIS MCFARLAND, INC.
Address:     2626 COLE AVE.
             SUITE 504
             DALLAS, TEXAS 75204

Form 13F File Number: 28-05623

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        JOHN S. MCFARLAND
Title:       PRESIDENT
Phone:       214-871-2772

Signature, Place, and Date of Signing:

JOHN S. MCFARLAND                       DALLAS, TEXAS                 09/30/2012
------------------------------          --------------------          --------
Signature                               City, State                   Date

Report Type:

[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:               33
Form 13F Information Table Value Total:         $389,574,000
List of Other Included Managers:
NONE

                                                             VALUE    SHARES/ SH/ PUT/ INVSTMT            -----VOTING AUTHORITY-----
  NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- x$1000    PRN AMT PRN CALL DSCRETN -MANAGERS-     SOLE   SHARED     NONE
  APPLE INC.                     COM              037833100      430      645 SH       SOLE                    645        0        0
  BARRICK GOLD CORP.             COM              067901108    24835   594716 SH       SOLE                 594716        0        0
  AECOM TECHNOLOGY CORP          COM              00766T100     5238   247525 SH       SOLE                 247525        0        0
  ACCENTURE PLC                  COM              G1151C101    17249   246313 SH       SOLE                 246313        0        0
  APACHE CORP                    COM              037411105    16785   194110 SH       SOLE                 194110        0        0
  CHINAEDU CORP ADR              COM              16945L107     1779   291689 SH       SOLE                 291689        0        0
  CHECK POINT SOFTWARE TECH      COM              M22465104    18343   380880 SH       SOLE                 380880        0        0
  CISCO SYSTEMS, INC.            COM              17275R102    16952   887796 SH       SOLE                 887796        0        0
  CONVERSION SOL HLDGS.          COM              21254V100        0    12000 SH       SOLE                  12000        0        0
  CHEVRON CORP.                  COM              166764100     1176    10085 SH       SOLE                  10085        0        0
  DISH NETWORK CORP              COM              25470M109     1547    50550 SH       SOLE                  50550        0        0
  ENTERPRISE PRODUCTS PRTNS      CONV BONDS       293792107    35094   654733 PRN      SOLE                 654733        0        0
  WISDOMTREE INDIA EARNINGS FU D COM              97717W422     1230    64917 SH       SOLE                  64917        0        0
  ENERGYSOLUTIONS INC            COM              292756202      890   326185 SH       SOLE                 326185        0        0
  ENERGY TRANSFER EQUITY L P     CONV BONDS       29273V100    23011   509085 PRN      SOLE                 509085        0        0
  GOLDCORP INC                   COM              380956409    15212   331767 SH       SOLE                 331767        0        0
  SPDR GOLD TRUST                COM              GLD            206     1200 SH       SOLE                   1200        0        0
  GOOGLE INC                     COM              38259P508    23471    31108 SH       SOLE                  31108        0        0
  HONEYWELL INTL INC             COM              438516106     1043    17449 SH       SOLE                  17449        0        0
  THE MOSAIC COMPANY             COM              61945C103     7945   137915 SH       SOLE                 137915        0        0
  MICROSOFT CORPORATION          COM              594918104    16856   566390 SH       SOLE                 566390        0        0
  MATADOR RESOURCES CO.          COM              MTDR           623    60000 SH       SOLE                  60000        0        0
  NOBLE ENERGY INC               COM              655044105    19184   206920 SH       SOLE                 206920        0        0
  ORACLE CORP                    COM              68389X105    14483   460350 SH       SOLE                 460350        0        0
  PENTAIR, INC                   COM              709631105     9433   211940 SH       SOLE                 211940        0        0
  QUALCOMM INC                   COM              747525103    52063   833410 SH       SOLE                 833410        0        0
  ECHOSTAR HOLDING CORP          COM              278768106      326    11360 SH       SOLE                  11360        0        0
  SABINE ROYALTY TRUST           CONV BONDS       785688102      232     4500 PRN      SOLE                   4500        0        0
  SOUTHWESTERN ENERGY            COM              845467109    12186   350382 SH       SOLE                 350382        0        0
  SYNGENTA AG ADR                COM              87160A100    19704   263250 SH       SOLE                 263250        0        0
  TEVA PHARMACEUTICAL ADR        COM              881624209    12317   297430 SH       SOLE                 297430        0        0
  WINNER MEDICAL GROUP INC.      COM              97476P204     2159   491732 SH       SOLE                 491732        0        0
  EXXON MOBIL CORP               COM              30231G102    17572   192144 SH       SOLE                 192144        0        0

